DETAILS OF CURRENT LIABILITIES (Schedule of Trade Payables) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Open accounts | ₪			₪ 14,661	₪ 12,446
Checks payables | ₪			1,578	354
Total Trade payables | ₪			₪ 16,239	₪ 12,800
US Dollars [Member]
Disclosure of offsetting of financial liabilities [line items]
Open accounts | $		$ 3,912
Checks payables | $		421
Total Trade payables | $	[1]	$ 4,333

[1]	Convenience Translation into US Dollars.